                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    SLS Management, LLC
Address: 140 West 57th Street, Suite 7B
         New York, New York 10019


Form 13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Rohlfing
Title:   Controller
Phone:   (212)537-3605

Signature, Place, and Date of Signing:

    /s/  Steven Rohlfing   New York, New York  February 9, 2002
    ____________________   __________________  _________________
         [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE











































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $419,672
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

































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
                                                       SLS Management, LLC
                                                   FORM 13F Information Table

                                                        December 31, 2001
   COLUMN 1          COLUMN 2    COLUMN 3     COLUMN 4     COLUMN 5               COLUMN 6          COLUMN 7       COLUMN 8
   ---------         --------    --------     --------     --------               ---------         --------       --------
                                                                            INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                                             (c)
                      TITLE     CUSIP     VALUE      SHRS OR    SH/ PUT/   (a)    (b)      SHARED  OTHER    (a)     (b)     (c)
NAME OF ISSUER       OF CLASS   NUMBER    (X$1000)   PRN AMT    PRN CALL   SOLE   SHARED   OTHER   MANAGERS SOLE   SHARED   NONE
--------------       --------  ---------  --------  ----------  --- ----   ----   ------   ------  -------- ----   ------   ----
<s>                   <c>      <c>         <c>       <c>         <c>  <c> <c>      <c>       <c>    <c>   <c>        <c>      <c>A
ames Financial
  Corp 9.125%
  Due 11-01-03        CNV      00253AAD3    1,950  3,000,000    PRN     2,320,000  680,000          NO    2,320,000  680,000
Adelphia Communi-
  cations Corp        Common   006848105   17,929    575,000    SH        472,605  102,395          NO      472,605  102,395
Aetna Inc.            Common   00817Y108   12,369    374,925    SH        307,504   67,421          NO      307,504   67,421
Allmerica Financial
  Corp.               Common   019754100   14,203    318,800    SH        262,087   56,713          NO      262,087   56,713
Amazon.com            Common   023135106    1,760    162,685    SH        112,091   50,594          NO      112,091   50,594
Anthem Inc            Common   03674B104    5,792    117,000    SH         99,601   17,399          NO       99,601   17,399
Aramark Worldwide
  Corp                Common   038521100    4,304    160,000    SH        131,537   28,463          NO      131,537   28,463
AT & T Wireless
  Group               Common   00209A106    8,981    625,000    SH        513,814  111,186          NO      513,814  111,186
AT& T Canada          Common   00207Q202    5,736    190,000    SH        159,305   30,695          NO      159,305   30,695
Bally Total Fitness
  Hldgs               Common   05873K108   19,132    887,385    SH        684,695  202,690          NO      684,695  202,690
Birmingham Steel
  Corp                Common   091250100      517  1,614,300    SH      1,367,954  246,346          NO    1,367,954  246,346
Cablevision Systems
  Corp.               Common   12686C109   21,353    450,000    SH        369,869   80,131          NO      369,869   80,131
Calpine Corp          Common   131347106       37      2,200    SH          1,809      391          NO        1,809      391
Citrix Systems Inc    Common   177376100   11,674    515,200    SH        423,410   91,790          NO      423,410   91,790
CNA Financial
  Corporation         Common   126117100    1,972     67,600    SH         57,200   10,400          NO       57,200   10,400
Davita Inc            Common   23918K108   14,212    581,282    SH        477,769  103,513          NO      477,769  103,513
Encompass Services
  Corp.               Common   29255U104    8,437  2,909,436    SH      2,193,032  716,404          NO    2,193,032  716,404
Everest Re Group
  Ltd.                Common   G3223R108    5,055     71,499    SH         55,263   16,236          NO       55,263   16,236
Federated Department
   Stores             Common   31410H101    4,532    110,800    SH         91,089   19,711          NO       91,089   19,711
FleetBoston Financial
   Corp.              Common   339030108      517     14,175    SH              0   14,175          NO            0   14,175
GlobalSantaFe Corp    Common   G3930E10   115,127    530,400    SH        435,007   95,393          NO      435,007   95,393
GM Hughes Electronic
  Corp.               Common   370442832   17,706  1,145,990    SH        855,534  290,456          NO      855,534  290,456


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Grey Global Group
  Inc.                Common   39787M108    3,334      5,000    SH          4,110      890          NO        4,110      890
Halliburton Co.       Common   406216101    1,874    143,088    SH        107,473   35,615          NO      107,473   35,615
Home Depot Inc.       Common   437076102   17,522    343,500    SH        281,775   61,725          NO      281,775   61,725
Honeywell Inter-
  national Inc.       Common   438516106   12,480    369,000    SH        303,355   65,645          NO      303,355   65,645
I-Many Inc            Common   44973Q103    1,737    180,000    SH        152,428   27,572          NO      152,428   27,572
IMC Global Inc.       Common   449669100    7,735    595,000    SH        489,043  105,957          NO      489,043  105,957
IPC Holdings, Ltd     Common   G4933P101    8,880    300,000    SH        246,632   53,368          NO      246,632   53,368
JP Morgan and Co.
  Inc.                Common   46625H100      687     18,900    SH              0   18,900          NO            0   18,900
Knight/Trimark
  Group Inc.          Common   499063105    3,885    352,500    SH        289,790   62,710          NO      289,790   62,710
Kroger Company        Common   501044101    8,661    415,000    SH        341,174   73,826          NO      341,174   73,826
Laser Mortgage
  Mgt., Inc.          Common   51806D100    1,285  1,137,600    SH      1,040,498   97,102          NO    1,040,498   97,102
Lehman Brothers
  Holdings            Common   524908100      234      3,500    SH              0    3,500          NO            0    3,500
Loews Corp            Common   540424108   32,680    590,100    SH        483,317  106,783          NO      483,317  106,783
Louisians Pacific
  Corp.               Common   546347105    6,814    807,400    SH        664,121  143,279          NO      664,121  143,279
Marvel Enterprises
  Inc.                Common   57383M108      788    207,450    SH        174,291   33,159          NO      174,291   33,159
Merck & Co., Inc.     Common   589331107      914     15,552    SH              0   15,552          NO            0   15,552
Merrill Lynch &
  Co., Inc            Common   590188108      214      4,107    SH              0    4,107          NO            0    4,107
Metlife Inc.          Common   59156R108    6,051    191,000    SH        158,345   32,655          NO      158,345   32,655
Moore Corporation
  Ltd                 Common   615785102   12,447  1,294,400    SH      1,101,903  192,497          NO    1,101,903  192,497
Morgan Stanley
  Dean Witter         Common   617446448      120      2,137    SH              0    2,137          NO            0    2,137
Nextel Communi-
  cations             Common   65332V103    5,118    467,000    SH        383,078   83,922          NO      383,078   83,922
Ocean Energy, Inc.    Common   67481E106    1,993    103,800    SH         84,682   19,118          NO       84,682   19,118
Packaging Corp of
   America            Common   695156109    1,153     63,500    SH         51,740   11,760          NO       51,740   11,760
Providian Financial
  3.25% Due 8-15-05   CNV      74406AAA0    4,840 11,000,000    PRN     9,384,0001,616,000          NO    9,384,0001,616,000
Radio Unica
  Communications
  Corp                Common   75040Q106    1,716  1,225,635    SH        924,474  301,161          NO      924,474  301,161
Reebok International
   Ltd.               Common   758110100    8,247    311,200    SH        255,299   55,901          NO      255,299   55,901
Ross Stores           Common   778296103    1,704     53,119    SH         41,965   11,154          NO       41,965   11,154
Telespectrum
  Worldwide           Common   87951U109       22  1,489,500    SH      1,251,409  238,091          NO    1,251,409  238,091
Temple Inland Inc     Common   879868107   10,892    192,000    SH        157,489   34,511          NO      157,489   34,511
UST, Inc.             Common   902911106   19,988    571,095    SH        485,212   85,883          NO      485,212   85,883
Wet Seal Inc.         Common   961840105    8,861    376,247    SH        309,314   66,933          NO      309,314   66,933
White Mountains
  Ins. Grp.           Common   G9618E107   21,655     62,226    SH         51,784   10,442          NO       51,784   10,442


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WR Grace and Co.      Common   38388F108    2,710  1,748,156    SH      1,425,963  322,193          NO    1,425,963  322,193
XL Capital Ltd.       Common   G98255105    9,136    100,000    SH         83,764   16,236          NO       83,764   16,236
                                          419,672

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